Financial Instruments and Risk Management - Financial assets measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments and Risk Management
Financial liabilities measured at amortized cost	$ 13,820	$ 12,796
Level 1 | Recurring
Financial Instruments and Risk Management
Financial liabilities measured at fair value	190
Level 1 | Recurring | EIB Warrants
Financial Instruments and Risk Management
Financial liabilities measured at fair value	190
Level 3 | EIB Loan
Financial Instruments and Risk Management
Financial liabilities measured at amortized cost		7,900
Level 3 | Loan From Lessor
Financial Instruments and Risk Management
Financial liabilities measured at amortized cost		$ 1,100
Level 3 | Recurring
Financial Instruments and Risk Management
Financial liabilities measured at fair value	2,714
Financial liabilities measured at amortized cost	9,588
Level 3 | Recurring | 2023 SPA Investor Warrants
Financial Instruments and Risk Management
Financial liabilities measured at fair value	2,714
Level 3 | Recurring | EIB Loan
Financial Instruments and Risk Management
Financial liabilities measured at amortized cost	8,566
Level 3 | Recurring | Loan From Lessor
Financial Instruments and Risk Management
Financial liabilities measured at amortized cost	$ 1,022